Selected Funds

Selected American Shares
Selected International Fund

September 30, 2022

SELECTING QUALITY COMPANIES FOR THE LONG TERM

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.36%)
COMMUNICATION SERVICES – (12.18%)
Media & Entertainment – (12.18%)
Alphabet Inc., Class A *	597,680	$57,168,092
Alphabet Inc., Class C *	369,500	35,527,425
ASAC II L.P. *(a)(b)	1,174,606	1,151,114
IAC/InterActiveCorp *	181,160	10,032,641
Liberty TripAdvisor Holdings, Inc., Series A *	43,893	47,843
Meta Platforms, Inc., Class A *	415,528	56,378,839
Vimeo, Inc. *	201,128	804,512
	Total Communication Services	161,110,466
CONSUMER DISCRETIONARY – (9.45%)
Retailing – (9.45%)
Amazon.com, Inc. *	584,520	66,050,760
Coupang, Inc., Class A (South Korea)*	799,679	13,330,649
JD.com, Inc., Class A, ADR (China)	513,001	25,803,950
Naspers Ltd. - N (South Africa)	21,542	2,671,715
Prosus N.V., Class N (Netherlands)	329,309	17,132,826
	Total Consumer Discretionary	124,989,900
CONSUMER STAPLES – (1.37%)
Food, Beverage & Tobacco – (1.37%)
Darling Ingredients Inc. *	273,580	18,097,317
	Total Consumer Staples	18,097,317
FINANCIALS – (48.17%)
Banks – (21.98%)
Danske Bank A/S (Denmark)	1,559,360	19,408,825
DBS Group Holdings Ltd. (Singapore)	2,302,884	53,273,443
JPMorgan Chase & Co.	454,956	47,542,902
U.S. Bancorp	1,308,200	52,746,624
Wells Fargo & Co.	2,928,620	117,789,096
		290,760,890
Diversified Financials – (20.03%)
Capital Markets – (3.88%)
Bank of New York Mellon Corp.	1,333,525	51,367,383
Consumer Finance – (7.51%)
American Express Co.	76,228	10,283,919
Capital One Financial Corp.	965,835	89,021,012
		99,304,931
Diversified Financial Services – (8.64%)
Berkshire Hathaway Inc., Class A *	281	114,218,070
		264,890,384
Insurance – (6.16%)
Life & Health Insurance – (3.49%)
AIA Group Ltd. (Hong Kong)	3,405,480	28,353,696
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,575,000	17,834,940
		46,188,636
Property & Casualty Insurance – (2.67%)
Chubb Ltd.	136,431	24,814,070
Loews Corp.	81,754	4,074,620

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	5,868	$6,362,203
		35,250,893
		81,439,529
	Total Financials	637,090,803
HEALTH CARE – (10.10%)
Health Care Equipment & Services – (7.23%)
Cigna Corp.	273,680	75,937,990
Quest Diagnostics Inc.	159,870	19,614,450
		95,552,440
Pharmaceuticals, Biotechnology & Life Sciences – (2.87%)
Viatris Inc.	4,458,130	37,983,267
	Total Health Care	133,535,707
INDUSTRIALS – (2.21%)
Capital Goods – (1.51%)
Orascom Construction PLC (United Arab Emirates)	346,251	1,174,235
Owens Corning	239,590	18,834,170
		20,008,405
Transportation – (0.70%)
DiDi Global Inc., Class A, ADS (China)*	5,057,450	9,290,535
	Total Industrials	29,298,940
INFORMATION TECHNOLOGY – (13.69%)
Semiconductors & Semiconductor Equipment – (11.59%)
Applied Materials, Inc.	889,120	72,845,601
Intel Corp.	1,024,170	26,392,861
Texas Instruments Inc.	349,023	54,021,780
		153,260,242
Software & Services – (1.18%)
Microsoft Corp.	67,130	15,634,577
Technology Hardware & Equipment – (0.92%)
Samsung Electronics Co., Ltd. (South Korea)	333,620	12,250,274
	Total Information Technology	181,145,093
MATERIALS – (2.19%)
Teck Resources Ltd., Class B (Canada)	952,970	28,979,818
	Total Materials	28,979,818
TOTAL COMMON STOCK – (Identified cost $927,911,783)		1,314,248,044

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2022 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.68%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/03/22, dated 09/30/22, repurchase value of $5,155,301 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $5,257,080)	$5,154,000	$5,154,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $3,830,964 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 01/01/33-06/01/52, total market value $3,906,600)	3,830,000	3,830,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,984,000)		8,984,000
	Total Investments – (100.04%) – (Identified cost $936,895,783)		1,323,232,044
	Liabilities Less Other Assets – (0.04%)		(588,875)
		Net Assets – (100.00%)	$1,322,643,169

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $1,151,114 or 0.09% of the Fund's net assets as of September 30, 2022.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (97.26%)
COMMUNICATION SERVICES – (3.79%)
Media & Entertainment – (3.79%)
Baidu, Inc., Class A, ADR (China)*	9,027	$1,060,582
iQIYI, Inc., Class A, ADR (China)*	160,740	435,606
	Total Communication Services	1,496,188
CONSUMER DISCRETIONARY – (28.73%)
Consumer Durables & Apparel – (3.56%)
Fila Holdings Corp. (South Korea)	64,809	1,402,088
Retailing – (25.17%)
Alibaba Group Holding Ltd., ADR (China)*	17,210	1,376,628
Coupang, Inc., Class A (South Korea)*	23,940	399,080
Delivery Hero SE (Germany)*	14,300	522,338
JD.com, Inc., Class A, ADR (China)	56,115	2,822,584
Meituan, Class B (China)*	99,687	2,095,066
Naspers Ltd. - N (South Africa)	13,044	1,617,763
Prosus N.V., Class N (Netherlands)	21,014	1,093,287
		9,926,746
	Total Consumer Discretionary	11,328,834
FINANCIALS – (45.02%)
Banks – (27.29%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	86,360	2,803,246
Danske Bank A/S (Denmark)	241,572	3,006,765
DBS Group Holdings Ltd. (Singapore)	154,620	3,576,880
DNB Bank ASA (Norway)	78,894	1,251,894
Metro Bank PLC (United Kingdom)*	138,430	122,491
		10,761,276
Diversified Financials – (5.78%)
Capital Markets – (5.78%)
Julius Baer Group Ltd. (Switzerland)	43,340	1,891,316
Noah Holdings Ltd., Class A, ADS (China)*	29,384	388,163
		2,279,479
Insurance – (11.95%)
Life & Health Insurance – (11.95%)
AIA Group Ltd. (Hong Kong)	322,740	2,687,102
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	406,000	2,025,450
		4,712,552
	Total Financials	17,753,307
INDUSTRIALS – (2.53%)
Commercial & Professional Services – (0.54%)
China Index Holdings Ltd., Class A, ADR (China)*	237,202	213,482
Transportation – (1.99%)
DiDi Global Inc., Class A, ADS (China)*	425,740	782,084
	Total Industrials	995,566
INFORMATION TECHNOLOGY – (13.84%)
Semiconductors & Semiconductor Equipment – (3.13%)
Tokyo Electron Ltd. (Japan)	5,010	1,234,438
Technology Hardware & Equipment – (10.71%)
Hollysys Automation Technologies Ltd. (China)	125,060	2,138,526

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
	Samsung Electronics Co., Ltd. (South Korea)	56,750	$2,083,817
			4,222,343
		Total Information Technology	5,456,781
MATERIALS – (3.35%)
	Teck Resources Ltd., Class B (Canada)	43,470	1,321,923
		Total Materials	1,321,923
	TOTAL COMMON STOCK – (Identified cost $46,981,139)		38,352,599
SHORT-TERM INVESTMENTS – (2.41%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/30/22, dated 09/30/22, repurchase value of $546,138 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $556,920)	$546,000	546,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $406,102 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%, 06/01/34-04/01/52, total market value $414,120)	406,000	406,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $952,000)		952,000
	Total Investments – (99.67%) – (Identified cost $47,933,139)		39,304,599
	Other Assets Less Liabilities – (0.33%)		130,634
		Net Assets – (100.00%)	$39,435,233

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Adviser's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2022 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2022 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$159,959,352	$1,496,188
Consumer Discretionary	105,185,359	4,598,292
Consumer Staples	18,097,317	–
Financials	518,219,899	3,191,409
Health Care	133,535,707	–
Industrials	28,124,705	995,566
Information Technology	168,894,819	2,138,526
Materials	28,979,818	1,321,923
Total Level 1	1,160,996,976	13,741,904
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	19,804,541	6,730,542
Financials	118,870,904	14,561,898
Industrials	1,174,235	–
Information Technology	12,250,274	3,318,255
Short-Term Investments	8,984,000	952,000
Total Level 2	161,083,954	25,562,695
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,151,114	–
Total Level 3	1,151,114	–
Total Investments	$1,323,232,044	$39,304,599

*Includes certain securities trading primarily outside the U.S. whose value the Funds adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2022 was $(42,403) for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2022
Selected American Shares
Investments in Securities:
Common Stock	$1,193,517	$–	$–	$(42,403)	$–	$–	$–	$1,151,114
Preferred Stock	13,875,000	–	(18,500,072)	4,625,000	72	–	–	–
Total Level 3	$15,068,517	$–	$(18,500,072)	$4,582,597	$72	$–	$–	$1,151,114

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2022 (Unaudited)

            Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2022	Technique	Input	Amount	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,151,114	Discounted Cash Flow	Annualized Yield	4.185%	Decrease

Total Level 3	$1,151,114

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$940,678,818	$49,583,147
Unrealized appreciation	540,297,489	4,604,029
Unrealized depreciation	(157,744,263)	(14,882,577)
Net unrealized appreciation (depreciation)	$382,553,226	$(10,278,548)